UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2019

Item #1. Reports to Stockholders.

INDEX	Strategic Global Long/Short Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2019 (unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Strategic Global Long/Short Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Strategic Asset Management, Ltd (“SAM”) waived or reimbursed part of the Fund’s total expenses. Had SAM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2019 and are subject to change at any time.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Portfolio Compositionas of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Funds	46.26%
Corporate Bonds	20.11%
Treasury Bills	17.52%
Financial	14.39%
Energy	5.25%
Industrial	4.46%
Materials	4.40%
Exchange Traded Funds	4.16%
Consumer Staples	3.00%
Healthcare	1.25%
120.80%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Schedule of InvestmentsMarch 31, 2019 (unaudited)

	Par/Shares	Fair Value
CORPORATE BONDS – 20.11%

ARGENTINA – 1.90%
Argentina, 5.625% 1/26/2022	250,000	$216,125

BRAZIL – 4.44%
Banco BTG Pactual, 4.000% 1/16/2020	300,000	300,750
Banco Votorantim, 7.375% 1/21/2020	200,000	205,250
		506,000

EL SALVADOR – 1.81%
Agricola Senior Trust 6.750% 6/18/2020	200,000	206,250

GERMANY – 1.69%
Deutsche Bank NY, 3.510% 11/16/2022 – 3 month Libor 1.19%	200,000	193,104

GUATEMALA – 1.76%
Agromercantil Senior Trust 4/10/2019 6.250% Ser REGS 4/10/2019	200,000	200,016

MEXICO – 4.21%
Credito Real SAB DE CV, 7.250% 7/20/2023	250,000	258,125
Financiera Independ 8.000% 7/19/2024	250,000	221,253
		479,378

PANAMA – 1.78%
Global Bank Corp., 4.500% 10/20/2021	200,000	202,300

UNITED STATES – 2.52%
SESI LLC, 7.125% 12/15/2021	150,000	135,187
Whiting Pete Corp NE, 5.750% 3/15/2021	150,000	152,475
		287,662

TOTAL CORPORATE BONDS – 20.11%
(Cost: $ 2,371,455)		2,290,835

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Schedule of Investments - continuedMarch 31, 2019 (unaudited)

	Par/Shares	Fair Value
COMMON STOCK – 32.75%

IRELAND – 1.25%
Jazz Pharmaceuticals*	1,000	$142,950

GREAT BRITAIN – 0.03%
Barclays PLC ADR	431	3,448

MEXICO – 5.85%
Cemex SAB de CV ADR* **	107,900	500,656
Fomento Economico Mexicano, S.A.B. de C.V.ADR	1,800	166,104
		666,760

NETHERLANDS – 1.28%
ING Groep N.V. ADR	12,000	145,680

SPAIN – 3.03%
Banco Santander SA ADR**	74,553	345,180

SWITZERLAND – 1.28%
UBS Group AG	12,000	145,320

UNITED STATES – 20.03%
BlackRock, Inc.	500	213,685
Caterpillar, Inc.	1,100	149,039
Citigroup, Inc.	3,200	199,104
Comerica, Inc.	2,500	183,300
Constellation Brands, Inc.	1,000	175,330
Goldman Sachs Group, Inc.	2,100	403,179
Halliburton Co.	9,300	272,490
Pioneer Natural Resources Co.	1,100	167,508
Southwest Airlines Co.	3,200	166,112
United Technologies Corp.	1,500	193,335
The Williams Companies, Inc.	5,500	157,960
		2,281,042

TOTAL COMMON STOCKS – 32.75%
(Cost: $ 4,341,308)		3,730,380

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Schedule of Investments - continuedMarch 31, 2019 (unaudited)

	Par/Shares	Fair Value
EXCHANGE TRADED FUNDS – 4.16%
Financial Select Sector SPDR ETF	5,700	$146,547
iShares MSCI Europe Financials ETF	18,000	326,880
		473,427

TOTAL EXCHANGE TRADED FUNDS – 4.16%
(Cost: $ 556,758)		473,427

SHORT TERM INVESTMENTS – 63.78%

MONEY MARKET FUNDS – 46.26%
UMB Money Market Fund – 0.0685% (A)	4,559,536	4,559,536
Morgan Stanley Institutional Liquidity Fund – 2.33%(A)	709,802	709,802
(Cost: $ 5,269,338)		5,269,338

U.S. GOVERNMENT SECURITIES – 17.52%
MATURES IN LESS THAN 1 YEAR
U.S. Treasury Bill, Matures May 2, 2019**	2,000,000	1,996,008
(Cost: $ 1,996,008)		1,996,008

TOTAL SHORT TERM INVESTMENTS – 63.78%
(Cost: $ 7,265,346)		7,265,346

TOTAL INVESTMENTS – 120.80%
(Cost: $ 14,534,867)		13,759,988
Liabilities, in excess of other assets – (20.80)%		(2,369,211)
NET ASSETS – 100.00%		$11,390,777

*Non-income producing.

**All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $2,528,046.

(A) Effective 7 day yield as of March 31, 2019

ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Statement of Assets and LiabilitiesMarch 31, 2019 (unaudited)

ASSETS
Investments at fair value (identified cost of $14,534,867) (Note 1)	$13,759,988
Cash deposits with brokers	880
Dividends and interest receivable	26,056
Withholding tax reclaim	531
Prepaid expenses	49,026
TOTAL ASSETS	13,836,481

LIABILITIES
Due to broker for borrowings	2,431,822
Accrued advisory fees	521
Accrued 12b-1 fees	1,419
Accrued custody fees	1,287
Accrued accounting fees	6,902
Accrued administration and transfer agent fees	1,843
Other accrued expenses	1,910
TOTAL LIABILITIES	2,445,704
NET ASSETS	$11,390,777

Net Assets Consist of:
Paid-in-capital applicable to 1,227,324 no par value shares of beneficial interest outstanding, unlimited shares authorized	$12,044,698
Distributable earnings (deficit)	(653,921)
Net Assets	$11,390,777

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$11,390,777
Shares Outstanding	1,227,324
Net Asset Value and Redemption Price Per Share	$9.28
Maximum Offering Price Per Share*	$9.77
Redemption Price Per Share**	$9.09

*Includes maximum offering price per share with sales charge of 5.00%

**Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Statement of Operations Six months ended March 31, 2019 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $1,265)	$55,288
Interest	130,078
Total investment income	185,366

EXPENSES
Investment management fees (Note 2)	61,855
12b-1 fees (Note 2)	14,058
Recordkeeping and administrative services (Note 2)	14,959
Accounting fees	21,945
Custody fees	2,859
Transfer agent fees (Note 2)	7,396
Professional fees	18,936
Filing and registration fees	245
Trustee fees	2,986
Compliance fees	3,477
Shareholder servicing and reports	6,710
Insurance	1,341
Interest expense and fees	77,434
Dividend expense	5,151
Other	6,380
Total expenses	245,732
Management fee waivers (Note 2)	(53,495)
Net Expenses	192,237
Net investment income (loss)	(6,871)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	95,769
Net realized gain (loss) on short positions	(11,856)
Net realized gain (loss) on options written	43,914
Total net realized gain (loss)	127,827
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(618,088)
Net increase (decrease) in unrealized appreciation (depreciation) on options written	1,887
Total net increase (decrease) in unrealized appreciation (depreciation)	(616,201)
Net realized and unrealized gain (loss) on investments	(488,374)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(495,245)

Strategic Global Long/Short Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended March 31, 2019 (unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(6,871)	$(59,617)
Net realized gain (loss) on investments, options written and short positions	127,827	835,038
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options written and short positions	(616,201)	(1,127,084)
Increase (decrease) in net assets from operations	(495,245)	(351,663)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(104,637)	–
Decrease in net assets from distributions	(104,637)	–

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	–	5,611
Distributions reinvested	104,637	–
Shares redeemed	–	(561)
Increase (decrease) in net assets from capital stock transactions	104,637	5,050

NET ASSETS
Increase (decrease) during year	(495,245)	(346,613)
Beginning of year	11,886,022	12,232,635
End of year**	$11,390,777	$11,886,022

** Includes undistributed net investment income (loss) of:	$(6,871)	$–

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Statement of Cash FlowsSix months ended March 31, 2019 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(495,245)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(3,133,718)
Proceeds from disposition of investment securities	2,924,075
Proceeds from short sales	53,863
Proceeds of short-term securities, net	(163,857)
Decrease (increase) in deposits with brokers for securities sold short	221,920
Decrease (increase) in receivable from investment manager	84
Decrease (increase) in dividends and interest receivable	19,184
Decrease (increase) in receivable for tax reclaims	333
Decrease (increase) in prepaid assets	(48,571)
Increase (decrease) in due to broker for borrowings	318,404
Increase (decrease) in payable for securities purchased	(149,848)
Increase (decrease) in accrued advisory fees	521
Increase (decrease) in other accrued expense	4,501
Amortization of premium (discount) – net	(22,765)
Unrealized depreciation on investments	616,201
Net realized loss from investments	(145,082)
Net cash provided by operating activities	–
Net cash used in financing activities	–
Net increase (decrease) in cash	–
Cash:
Beginning balance	–
Ending balance	$–

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$101,470
Cash financing activities not included herein consist of interest paid	$77,434

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Selected Per Share Data Throughout Each Period

	Class A
	Six months ended March 31, 2019 (unaudited)		Year ended September 30,		Period February 23, 2016* to September 30, 2016
			2018	2017

Net asset value, beginning of period	$9.78		$ 10.07	$ 10.17	$10.00
Investment activities
Net investment income (loss)(1)	(0.01)		(0.05)	(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.40)		(0.24)	0.51	0.22
Total from investment activities	(0.41)		(0.29)	0.35	0.17
Distributions
Net realized gain	(0.09)		–	(0.45)	–
Total distributions	(0.09)		–	(0.45)	–
Net asset value, end of period	$9.28		$9.78	$ 10.07	$10.17
Total Return	(4.17%	)***	(2.88% )	3.40%	1.70%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.37%	**	3.61%	3.71%	2.80%	**
Expenses, net of waiver^	3.42%	**	2.76%	2.70%	1.95%	**
Net investment income (loss)	(0.12%	)**	(0.50% )	(1.61% )	(0.84%	)**
Portfolio turnover rate	37.00%	***	497.43%	256.93%	342.24%	***
Net assets, end of period (000’s)	$11,391		$11,886	$12,233	$9,828

(1) Per share amounts calculated using the average share method.

* Commencement of operations.

** Annualized

*** Not annualized

^ Expenses net of waiver and interest expense was 1.95%, 1.95%, 1.95% and 1.95% for the six months ended March 31, 2019, for the years ended September 30, 2018 and 2017 and for the period
February 23, 2016 to September 30, 2016, respectively.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial StatementsMarch 31, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Strategic Global Long/Short Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund is a diversified open-end management company. The Fund was established on February 23, 2016.

The investment objective of the Fund is to provide long term capital appreciation and income generation. A secondary objective is to seek to preserve capital in down markets.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Fund’s adoption of these amendments, effective with the financial statements prepared as of March 31, 2019 had no effect on the Fund’s net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the September 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended September 30, 2018 from net realized gains in the Fund was as follows:

Distributions to Shareholders:
From net realized gains:
Class A	$ –

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last reported bid price on the valuation date. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$–	$2,290,835	$–	$2,290,835
Common Stocks	3,730,380	–	–	3,730,380
Exchange Traded Funds	473,427	–	–	473,427
Short Term Investments	7,265,346	–	–	7,265,346
	$ 11,469,153	$2,290,835	$–	$13,759,988

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded elated to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended March 31, 2019, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At March 31, 2019, there were no securities sold short.

At March 31, 2019, the value of collateral held against borrowings was as follows:

Collateral of Cash and Securities	Segregated Cash Collateral	Securities Held as Collateral
$2,528,926	$880	$2,528,046

The collateral includes certain long-term and short term investments held long as shown in the Schedule of Investments.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended March 31, 2019 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Put	$43,914	$1,887

* Statement of Operations location: Net realized gain (loss) on options and options written.

** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options and options written.

The previously disclosed derivative instruments outstanding as of March 31, 2019, and their effect on the Statement of Operations for the 6 months ending March 31, 2019, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the year:

Average notional value of:
Written Options	$ 79,829

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd (“SAM”), provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM received, waived and reimbursed expenses for the six months ended March 31, 2019 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$61,855	$53,495	$ –

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2020. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of March 31, 2019 are as follows:

Recoverable Reimbursements and Expiration Date
2019	2020	2021	2022	Total
$50,979	$105,451	$102,013	$53,495	$311,938

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended March 31, 2019, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$14,058
Class A	Shareholder Services	–

First Dominion Capital Corp. (the “FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received no fees for services relating to distribution for the six months ended March 31, 2019.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2019, the following fees were paid monthly:

Administration	Transfer Agent
$14,959	$7,396

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2019, were as follows:

Purchases	Sales
$3,133,718	$2,924,075

The above amounts do not include the following:

Proceeds from short sales	Sales of short securities
$ –	$53,863

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2019 and the year ended September 30, 2018 was as follows:

	Six months ended March 31, 2019 (unaudited)	Year ended September 30, 2018
Distributions paid from:
Realized gains	$ 104,637	$–

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(6,871)
Accumulated net realized gain (loss)	127,829
Net unrealized appreciation (depreciation) on investments	(774,879)
$(653,921)

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$14,534,867	$76,278	$(851,157)	$(774,879)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended March 31, 2019 (unaudited)	Year ended September 30, 2018
Shares sold	–	564
Shares reinvested	12,027	–
Shares redeemed	–	(56)
Net increase (decrease)	12,027	508

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. The Fund could at any given time borrow securities in an amount of up to 40% of the Fund’s net assets and sell them with the view that the value of those positions will decline.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Notes to Financial Statements - continuedMarch 31, 2019 (unaudited)

The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the six months ended March 31, 2019, the Fund had an outstanding average daily balance of $2,365,498, a weighted interest rate of 1.54% and paid $77,434 in interest expense and fees. The maximum amount outstanding during the six months ended March 31, 2019 was $2,437,381. At March 31, 2019, the Fund had $2,431,822 in borrowings outstanding which is included in “Due to broker for borrowings” in the Statement of Assets and Liabilities.

In the normal course of business, the Fund may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by the Fund.

NOTE 7 – SUBSEQUENT EVENTS

On May 7, 2019, all shares were redeemed and the Fund closed.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No other items require disclosure.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Contract Renewal

At a meeting held on November 13-14, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between Strategic Asset Management, Ltd. (the “Adviser”) and the Trust with respect to the Strategic Global Long/Short Fund (the “Long/Short Fund”). The Board reflected on its discussions regarding the Advisory Agreement with representatives from the Adviser at the Meeting.

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized, among other things, the fiduciary duties and responsibilities of the Trustees regarding the renewal of the Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement. The Trustees reviewed the types of information and factors to be considered by the Board in order to make an informed decision regarding the renewal of the Advisory Agreement, including the following

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)  - continued

material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Perkins Discovery Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Perkins Discovery Fund; (iv) the extent to which economies of scale would be realized if the Perkins Discovery Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Long/Short Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Long/Short Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser on its investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Long/Short Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Long/Short Fund, information on investment advice, performance, summaries of Long/Short Fund expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Long/Short Fund; (iii) the anticipated effect of size on the Long/Short Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Long/Short Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)  - continued

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1.The Nature, Extent, and Quality of the Services to be Provided by Strategic.

In this regard, the Trustees considered the responsibilities of the Adviser under the Advisory Agreement. The Trustees reviewed the services to be provided by the Adviser to the Long/Short Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Long/Short Fund’s investment objectives and limitations; the coordination of services for the Long/Short Fund among the service providers, and the efforts of the Adviser to promote the Long/Short Fund and grow assets. The Trustees considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. It was noted that the Adviser continued to engage a U.S. compliance service provider to provide chief compliance officer services, among other services, to the Adviser. The Trustees also considered the letter of support from principals of the parent companies of the Adviser committing to provide financial support to the Adviser, if necessary, to ensure it can satisfy its expense commitments to the Long/Short Fund. After reviewing the foregoing and further information from the Adviser, the Trustees concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Long/Short Fund.

2.Investment Performance of the Long/Short Fund and Strategic.

The Trustees noted that Long/Short Fund was relatively new with limited operating and performance history. The Trustees noted that the Long/Short Fund ranked in the bottom (worst) quartile relative to its Morningstar Category of Long-Short Equity and its peer group of mutual funds within that category with assets below $100 million. The Trustees further noted that the Long/Short Fund also trailed its benchmark index for the periods shown. The Trustees reflected on their discussions with a representative of Strategic during the Meeting and considered Strategic’s explanation for the relatively poor performance of the Fund thus far. Based on these considerations, the Board concluded that the performance of the Long/Short Fund was satisfactory.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)  - continued

3.The Costs of Services to be Provided and Profits to be Realized by Strategic from the Relationship with the Long/Short Fund.

In this regard, the Trustees considered: the financial condition of the Adviser and the level of commitment to the Long/Short Fund by the Adviser’s principals and its affiliate, including the letter of support from the firm’s parent companies, and the expenses of the Long/Short Fund, including the nature and frequency of advisory fee payments. The Trustees also considered potential benefits for the Adviser in managing the Long/Short Fund. The Trustees compared the fees and expenses of the Long/Short Fund (including the advisory fee) to the peer group and category. It was noted that the Long/Short Fund’s net expense ratio and gross advisory fee were lower than the peer group and category medians and that the Fund’s net advisory fee was only 27 basis points as a result of the expense limitation arrangement that was in place. The Trustees determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Adviser. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser were fair and reasonable.

4.The extent to which economies of scale would be realized as the Long/Short Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Long/Short Fund’s investors.

In this regard, the Board considered the Long/Short Fund’s fee arrangements with the Adviser. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that the Adviser had entered into an expense limitation arrangement that essentially capped the Long/Short Fund’s fees at 1.70% excluding certain expenses. Following further discussion of the Long/Short Fund’s projected asset levels and expectations for growth, the Trustees determined that the Long/Short Fund’s fee arrangement with the Adviser was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Long/Short Fund; the basis of decisions to buy or sell securities for the Long/Short Fund; the substance and administration of the Adviser’s Code of Ethics and other relevant policies described in the Adviser’s Form ADV. The Board noted that the Adviser did not specify any particular benefits to managing

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)  - continued

the Long/Short Fund other than receiving its advisory fee and gaining exposure to the U.S. markets. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by the Adviser from managing the Long/Short Fund were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Advisory Agreement was approved for another one-year term.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2018, and held for the six months ended March 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

Strategic Global Long/Short Fund

Fund Expenses (unaudited)  - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (3/31/19)
Class A Actual	$1,000.00	$958.27	3.42%	$16.70
Class A Hypothetical**	$1,000.00	$1,007.90	3.42%	$17.12

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

** 5% return before expenses

Investment Adviser:

Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, PA 19102-2529

Transfer Agent and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus ™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

ITEM 2.                      CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 6, 2019

* Print the name and title of each signing officer under his or her signature.